JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.7%
Common Stocks — 77.3%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	44	1,804
Northrop Grumman Corp. (a)	2	993
Raytheon Technologies Corp.	15	1,492
Textron, Inc.	4	256
TransDigm Group, Inc.	1	595
		5,140
Air Freight & Logistics — 0.4%
FedEx Corp.	—	68
United Parcel Service, Inc., Class B	3	542
		610
Auto Components — 0.7%
Aptiv plc *	2	172
Lear Corp.	1	171
Magna International, Inc. (Canada)	3	211
Mobileye Global, Inc., Class A (Israel) *	14	537
		1,091
Automobiles — 0.2%
Rivian Automotive, Inc., Class A *	3	50
Tesla, Inc. *	1	230
		280
Banks — 2.2%
Fifth Third Bancorp	27	998
M&T Bank Corp.	3	440
SVB Financial Group *	—	120
Truist Financial Corp.	16	786
Wells Fargo & Co. (a)	25	1,155
		3,499
Beverages — 1.7%
Coca-Cola Co. (The)	7	411
Constellation Brands, Inc., Class A	2	372
Keurig Dr Pepper, Inc.	3	115
Monster Beverage Corp. *	11	1,155
PepsiCo, Inc.	3	591
		2,644
Biotechnology — 5.7%
AbbVie, Inc.	14	1,977
Biogen, Inc. *	6	1,770
BioMarin Pharmaceutical, Inc. *	14	1,629
Regeneron Pharmaceuticals, Inc. *	2	1,326
Sarepta Therapeutics, Inc. *	8	1,011
Vertex Pharmaceuticals, Inc. * (a)	4	1,355
		9,068

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Building Products — 0.9%
Trane Technologies plc	8	1,457
Capital Markets — 4.3%
Charles Schwab Corp. (The)	10	801
CME Group, Inc.	6	1,030
LPL Financial Holdings, Inc.	2	465
Moody's Corp.	1	173
Morgan Stanley	9	869
Raymond James Financial, Inc.	9	1,067
S&P Global, Inc.	5	1,856
State Street Corp.	7	605
		6,866
Chemicals — 1.3%
Air Products and Chemicals, Inc. (a)	1	342
Dow, Inc.	3	176
DuPont de Nemours, Inc. (a)	6	452
Eastman Chemical Co. (a)	2	165
Linde plc (United Kingdom)	1	317
LyondellBasell Industries NV, Class A	1	86
PPG Industries, Inc.	1	104
Sherwin-Williams Co. (The)	2	446
		2,088
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	10	1,362
Communications Equipment — 0.5%
Juniper Networks, Inc.	23	748
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	2	537
Consumer Finance — 0.2%
American Express Co. (a)	2	370
Electric Utilities — 2.0%
NextEra Energy, Inc.	14	1,027
PG&E Corp. *	87	1,390
PPL Corp.	24	697
		3,114
Electrical Equipment — 0.6%
Eaton Corp. plc	5	889
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	24	820
Keysight Technologies, Inc. *	6	1,099
		1,919
Energy Equipment & Services — 0.5%
Baker Hughes Co.	27	860

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — 3.3%
Endeavor Group Holdings, Inc., Class A * (a)	64	1,448
Netflix, Inc. * (a)	6	2,043
Take-Two Interactive Software, Inc. *	15	1,688
		5,179
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Homes 4 Rent, Class A	7	251
Host Hotels & Resorts, Inc.	3	58
Kimco Realty Corp.	7	151
Prologis, Inc.	8	1,038
SBA Communications Corp.	2	671
Sun Communities, Inc.	5	689
UDR, Inc.	9	374
Ventas, Inc.	10	538
WP Carey, Inc.	1	94
		3,864
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	2	1,057
Food Products — 0.4%
Hershey Co. (The)	3	594
Mondelez International, Inc., Class A	1	83
		677
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp. *	13	587
Intuitive Surgical, Inc. *	3	649
Stryker Corp.	2	634
		1,870
Health Care Providers & Services — 1.2%
Centene Corp. *	2	188
HCA Healthcare, Inc.	1	295
Humana, Inc.	1	355
UnitedHealth Group, Inc. (a)	2	1,037
		1,875
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc. *	—	334
Chipotle Mexican Grill, Inc. *	1	1,296
Hilton Worldwide Holdings, Inc.	1	167
Marriott International, Inc., Class A	2	431
McDonald's Corp.	3	842
Yum! Brands, Inc. (a)	10	1,240
		4,310
Household Products — 0.1%
Colgate-Palmolive Co.	1	98

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Industrial Conglomerates — 1.2%
Honeywell International, Inc. (a)	10	1,993
Insurance — 2.3%
Globe Life, Inc.	13	1,511
Progressive Corp. (The) (a)	16	2,198
		3,709
Interactive Media & Services — 1.8%
Meta Platforms, Inc., Class A * (a)	20	2,909
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc. * (a)	21	2,164
DoorDash, Inc., Class A *	2	137
		2,301
IT Services — 4.2%
Affirm Holdings, Inc. *	23	369
Block, Inc., Class A *	6	464
Cognizant Technology Solutions Corp., Class A	4	248
FleetCor Technologies, Inc. *	6	1,268
Mastercard, Inc., Class A (a)	9	3,280
MongoDB, Inc. *	—	46
Snowflake, Inc., Class A *	—	47
WEX, Inc. *	5	944
		6,666
Life Sciences Tools & Services — 0.6%
Danaher Corp.	1	228
Thermo Fisher Scientific, Inc. (a)	1	675
		903
Machinery — 2.5%
Deere & Co. (a)	5	2,048
Dover Corp.	7	1,079
Ingersoll Rand, Inc.	15	842
		3,969
Media — 1.8%
Charter Communications, Inc., Class A *	4	1,713
Comcast Corp., Class A	6	250
Liberty Media Corp.-Liberty SiriusXM, Class A *	24	957
		2,920
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	10	456
Multiline Retail — 0.4%
Dollar General Corp.	3	683
Multi-Utilities — 1.8%
Dominion Energy, Inc.	11	662
DTE Energy Co.	4	492

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
Public Service Enterprise Group, Inc.	11	691
Sempra Energy	6	1,015
		2,860
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	1	249
ConocoPhillips	6	687
Diamondback Energy, Inc.	5	727
EOG Resources, Inc.	4	550
Exxon Mobil Corp.	6	679
HF Sinclair Corp.	11	622
Kinder Morgan, Inc.	10	192
Marathon Oil Corp.	9	246
TC Energy Corp. (Canada)	6	245
		4,197
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	2	661
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co. (a)	16	1,111
Elanco Animal Health, Inc. *	71	978
		2,089
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	5	467
Leidos Holdings, Inc. (a)	9	847
		1,314
Road & Rail — 2.1%
Canadian National Railway Co. (Canada)	2	269
CSX Corp.	12	364
Knight-Swift Transportation Holdings, Inc.	3	195
Norfolk Southern Corp.	3	721
Uber Technologies, Inc. * (a)	39	1,206
Union Pacific Corp.	3	634
		3,389
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. * (a)	13	970
Analog Devices, Inc.	10	1,675
NXP Semiconductors NV (China)	21	3,895
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	23	2,150
Teradyne, Inc.	16	1,636
		10,326
Software — 2.7%
DocuSign, Inc. *	3	163
Intuit, Inc. (a)	5	2,233
Microsoft Corp.	1	298

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
Oracle Corp.	4	326
PTC, Inc. *	1	171
Roper Technologies, Inc.	2	786
Workday, Inc., Class A *	2	285
		4,262
Specialty Retail — 2.1%
AutoNation, Inc. *	6	754
AutoZone, Inc. *	—	451
Burlington Stores, Inc. *	2	566
Lowe's Cos., Inc.	4	786
O'Reilly Automotive, Inc. * (a)	1	844
		3,401
Technology Hardware, Storage & Peripherals — 1.0%
Seagate Technology Holdings plc	24	1,634
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	2	270
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	5	747
Total Common Stocks (Cost $103,084)		123,131
Short-Term Investments — 22.4%
Investment Companies — 22.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (b) (c)(Cost $35,685)	35,673	35,694
Total Long Positions (Cost $138,769)		158,825
Short Positions — (74.6)%
Common Stocks — (74.6)%
Aerospace & Defense — (2.8)%
Boeing Co. (The) *	(12)	(2,510)
General Dynamics Corp.	(1)	(310)
Hexcel Corp.	(2)	(97)
Huntington Ingalls Industries, Inc.	(4)	(939)
Lockheed Martin Corp.	(1)	(589)
		(4,445)
Air Freight & Logistics — (0.9)%
CH Robinson Worldwide, Inc.	(13)	(1,335)
Expeditors International of Washington, Inc.	(2)	(147)
		(1,482)
Auto Components — (0.7)%
Autoliv, Inc. (Sweden)	(7)	(607)
BorgWarner, Inc.	(10)	(500)
		(1,107)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Automobiles — (0.9)%
Ford Motor Co.	(50)	(674)
General Motors Co.	(14)	(569)
Harley-Davidson, Inc.	(3)	(119)
		(1,362)
Banks — (2.7)%
Citizens Financial Group, Inc.	(13)	(580)
Comerica, Inc.	(10)	(726)
Huntington Bancshares, Inc.	(64)	(969)
KeyCorp	(51)	(968)
PNC Financial Services Group, Inc. (The)	(4)	(676)
Regions Financial Corp.	(19)	(442)
		(4,361)
Beverages — (0.5)%
Brown-Forman Corp., Class B	(2)	(143)
Molson Coors Beverage Co., Class B	(12)	(610)
		(753)
Biotechnology — (3.2)%
Amgen, Inc.	(6)	(1,461)
Gilead Sciences, Inc.	(17)	(1,460)
Moderna, Inc. *	(12)	(2,150)
		(5,071)
Building Products — (1.9)%
Allegion plc	(9)	(1,102)
Johnson Controls International plc	(27)	(1,842)
Masco Corp.	(3)	(144)
		(3,088)
Capital Markets — (2.8)%
BlackRock, Inc.	—	(151)
Coinbase Global, Inc., Class A *	(8)	(445)
Franklin Resources, Inc.	(35)	(1,087)
Nasdaq, Inc.	(16)	(978)
Northern Trust Corp.	(8)	(776)
T. Rowe Price Group, Inc.	(8)	(970)
		(4,407)
Chemicals — (0.3)%
Ecolab, Inc.	—	(31)
Westlake Corp.	(3)	(370)
		(401)
Commercial Services & Supplies — (0.0)% ^
Waste Management, Inc.	—	(60)
Communications Equipment — (0.4)%
Cisco Systems, Inc.	(12)	(599)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Finance — (0.8)%
Capital One Financial Corp.	(4)	(453)
Synchrony Financial	(21)	(767)
		(1,220)
Containers & Packaging — (1.3)%
AptarGroup, Inc.	(4)	(443)
International Paper Co.	(30)	(1,265)
Packaging Corp. of America	(1)	(115)
Silgan Holdings, Inc.	(3)	(173)
		(1,996)
Diversified Telecommunication Services — (1.4)%
AT&T, Inc.	(30)	(614)
Lumen Technologies, Inc.	(149)	(783)
Verizon Communications, Inc.	(22)	(901)
		(2,298)
Electric Utilities — (3.5)%
American Electric Power Co., Inc.	(13)	(1,167)
Duke Energy Corp.	(13)	(1,350)
Edison International	(20)	(1,365)
Evergy, Inc.	(3)	(203)
Eversource Energy	(8)	(689)
Exelon Corp.	(19)	(803)
		(5,577)
Electrical Equipment — (0.8)%
Acuity Brands, Inc.	(5)	(834)
Hubbell, Inc.	(2)	(416)
Rockwell Automation, Inc.	—	(80)
		(1,330)
Entertainment — (1.5)%
Electronic Arts, Inc.	(7)	(872)
ROBLOX Corp., Class A *	(16)	(601)
Warner Bros Discovery, Inc. *	(64)	(952)
		(2,425)
Equity Real Estate Investment Trusts (REITs) — (2.6)%
AvalonBay Communities, Inc.	—	(78)
Extra Space Storage, Inc.	(6)	(1,012)
Iron Mountain, Inc.	(17)	(920)
National Retail Properties, Inc.	(2)	(87)
Orion Office REIT, Inc.	—	—
Simon Property Group, Inc.	(10)	(1,249)
SL Green Realty Corp.	(15)	(595)
Vornado Realty Trust	(6)	(147)
		(4,088)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Food & Staples Retailing — (3.8)%
Kroger Co. (The)	(53)	(2,384)
Sysco Corp.	(24)	(1,829)
Walgreens Boots Alliance, Inc.	(4)	(152)
Walmart, Inc.	(12)	(1,722)
		(6,087)
Food Products — (1.5)%
Campbell Soup Co.	(14)	(747)
Conagra Brands, Inc.	(4)	(138)
General Mills, Inc.	(9)	(727)
Kellogg Co.	(6)	(426)
Kraft Heinz Co. (The)	(7)	(274)
		(2,312)
Gas Utilities — (0.4)%
National Fuel Gas Co.	(10)	(562)
Health Care Equipment & Supplies — (1.2)%
Align Technology, Inc. *	(1)	(159)
Edwards Lifesciences Corp. *	(10)	(781)
GE HealthCare Technologies, Inc. *	(9)	(634)
Medtronic plc	(5)	(384)
		(1,958)
Health Care Providers & Services — (0.8)%
Henry Schein, Inc. *	(13)	(1,131)
Quest Diagnostics, Inc.	(2)	(209)
		(1,340)
Hotels, Restaurants & Leisure — (0.4)%
Starbucks Corp.	(6)	(683)
Household Durables — (0.7)%
Mohawk Industries, Inc. *	(4)	(458)
NVR, Inc. *	—	(226)
PulteGroup, Inc.	(6)	(369)
		(1,053)
Household Products — (0.4)%
Clorox Co. (The)	(5)	(706)
Industrial Conglomerates — (2.4)%
3M Co.	(14)	(1,576)
General Electric Co.	(27)	(2,201)
		(3,777)
Insurance — (3.2)%
Allstate Corp. (The)	(10)	(1,224)
Arthur J Gallagher & Co.	—	(82)
Hartford Financial Services Group, Inc. (The)	(6)	(497)
Kinsale Capital Group, Inc.	(1)	(264)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Principal Financial Group, Inc.	(16)	(1,476)
Ryan Specialty Holdings, Inc., Class A *	(6)	(247)
Willis Towers Watson plc	(1)	(261)
WR Berkley Corp.	(16)	(1,081)
		(5,132)
Interactive Media & Services — (0.3)%
Alphabet, Inc., Class A *	(2)	(217)
Alphabet, Inc., Class C *	(2)	(242)
ZoomInfo Technologies, Inc. *	(4)	(98)
		(557)
Internet & Direct Marketing Retail — (1.0)%
eBay, Inc.	(31)	(1,529)
IT Services — (3.0)%
Accenture plc, Class A	—	(81)
Automatic Data Processing, Inc.	(1)	(128)
DXC Technology Co. *	(1)	(34)
EPAM Systems, Inc. *	—	(173)
Global Payments, Inc.	(9)	(1,043)
Infosys Ltd. (India)	(13)	(239)
International Business Machines Corp.	(2)	(336)
Jack Henry & Associates, Inc.	(3)	(495)
Paychex, Inc.	(6)	(669)
Western Union Co. (The)	(108)	(1,526)
		(4,724)
Life Sciences Tools & Services — (0.8)%
Agilent Technologies, Inc.	(2)	(337)
Repligen Corp. *	(2)	(226)
Waters Corp. *	(2)	(725)
		(1,288)
Machinery — (3.3)%
Caterpillar, Inc.	(1)	(174)
Donaldson Co., Inc.	(15)	(946)
IDEX Corp.	(5)	(1,165)
Illinois Tool Works, Inc.	(4)	(891)
PACCAR, Inc.	(7)	(801)
Stanley Black & Decker, Inc.	(14)	(1,271)
		(5,248)
Media — (3.7)%
Interpublic Group of Cos., Inc. (The)	(25)	(930)
Omnicom Group, Inc.	(30)	(2,547)
Paramount Global, Class B	(73)	(1,687)
Sirius XM Holdings, Inc.	(118)	(685)
		(5,849)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Multiline Retail — (0.1)%
Kohl's Corp.	(6)	(195)
Multi-Utilities — (0.4)%
WEC Energy Group, Inc.	(6)	(581)
Oil, Gas & Consumable Fuels — (2.3)%
APA Corp.	(11)	(481)
Devon Energy Corp.	(9)	(585)
Enbridge, Inc. (Canada)	(27)	(1,113)
Hess Corp.	(5)	(813)
Marathon Petroleum Corp.	(2)	(258)
Phillips 66	(2)	(159)
Pioneer Natural Resources Co.	—	(69)
Williams Cos., Inc. (The)	(8)	(240)
		(3,718)
Pharmaceuticals — (2.9)%
Eli Lilly & Co.	(3)	(1,263)
Johnson & Johnson	(4)	(611)
Merck & Co., Inc.	(12)	(1,254)
Pfizer, Inc.	(16)	(717)
Zoetis, Inc.	(5)	(837)
		(4,682)
Professional Services — (1.8)%
Equifax, Inc.	(4)	(1,011)
Robert Half International, Inc.	(3)	(228)
TransUnion	(11)	(782)
Verisk Analytics, Inc.	(5)	(838)
		(2,859)
Road & Rail — (0.6)%
Canadian Pacific Railway Ltd. (Canada)	(1)	(53)
Heartland Express, Inc.	(21)	(363)
JB Hunt Transport Services, Inc.	(2)	(347)
Werner Enterprises, Inc.	(5)	(245)
		(1,008)
Semiconductors & Semiconductor Equipment — (6.5)%
Applied Materials, Inc.	(41)	(4,530)
Intel Corp.	(19)	(553)
Lam Research Corp.	(1)	(488)
Microchip Technology, Inc.	(28)	(2,209)
QUALCOMM, Inc.	(10)	(1,351)
Skyworks Solutions, Inc.	(7)	(720)
Universal Display Corp.	(4)	(494)
		(10,345)
Software — (1.4)%
Ceridian HCM Holding, Inc. *	(13)	(962)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
Paycom Software, Inc. *	(3)	(1,048)
Salesforce, Inc. *	(2)	(258)
		(2,268)
Specialty Retail — (0.4)%
Advance Auto Parts, Inc.	(1)	(194)
CarMax, Inc. *	(4)	(252)
Williams-Sonoma, Inc.	(1)	(195)
		(641)
Technology Hardware, Storage & Peripherals — (1.7)%
Apple, Inc.	(8)	(1,177)
Hewlett Packard Enterprise Co.	(68)	(1,089)
NetApp, Inc.	(5)	(320)
Xerox Holdings Corp.	(5)	(87)
		(2,673)
Textiles, Apparel & Luxury Goods — (0.2)%
VF Corp.	(12)	(373)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(12)	(583)
Total Common Stocks (Proceeds $(116,569))		(118,801)
Total Short Positions (Proceeds $(116,569))		(118,801)
Total Investments — 25.1% (Cost $22,200)		40,024
Other Assets Less Liabilities — 74.9%		119,259
Net Assets — 100.0%		159,283

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $21,900.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(21)	03/17/2023	USD	(4,295)	(94)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$158,825	$—	$—	$158,825
Total Liabilities for Securities Sold Short (a)	$(118,801)	$—	$—	$(118,801)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(94)	$—	$—	$(94)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$30,961	$64,496	$59,776	$6	$7	$35,694	35,673	$326	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.